SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH FEBRUARY 2004

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

02-03    GF      300     7.8100       9.44	       Weeden & Co.
02-04   " "    12200     7.7859       9.32              " "
02-06   " "    20000     8.0051       9.54		  " "
02-09   " "    18000     8.1488       9.66		  " "
02-10   " "     5000     8.1920       9.74              " "
02-11   " "    20000     8.1438       9.74              " "
02-12   " "    10000     8.1675       9.86              " "
02-13   " "    13000     8.1485       9.83              " "
02-17   " "    22000     8.3443       9.98              " "
02-18   " "     5000     8.2440       9.92              " "
02-19   " "    20000     8.2438       9.82              " "
02-20   " "    22000     8.0709       9.73              " "
02-23   " "    12000     7.9788       9.70              " "
02-24   " "     3300     7.9215       9.59              " "
02-25   " "     8000     7.9625       9.52              " "
02-26   " "    20000     8.0258       9.47              " "
02-27   " "    10700     8.0336       9.58              " "




The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          3/2/04